Property And Equipment Net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property And Equipment Net
Property and Equipment, Net

Note 5 - Property and Equipment, Net

Property and equipment at September 30, 2025 and December 31, 2024 are as follows:

	September 30,	December 31,
	2025	2024
Equipment & installation	$1,096,979	$1,096,979
Leasehold improvements	117,512	117,512
Trucking equipment	911,377	911,377
Lab equipment	747,469	725,626
Office equipment, computer equipment and software	3,426	1,874
Total equipment	2,876,763	2,853,368

Less: accumulated depreciation	(2,141,961)	(2,047,680)
Construction in process	1,545,000	1,545,000
Property and equipment, net	$2,279,802	$2,350,688

The Company uses the straight-line method of depreciation over estimated useful lives of 2 to 5 years. During the three months ended September 30, 2025 and 2024, depreciation expense was $42,819 and $6,581, respectively. During the nine months ended September 30, 2025 and 2024, depreciation expense was $94,281 and $8,159, respectively.

Note 6 - Property and Equipment, Net

Property and equipment at December 31, 2024 and December 31, 2023 are as follows:

	December 31,	December 31,
	2024	2023
Equipment & installation	$1,096,979	$1,095,139
Leasehold improvements	117,512	101,821
Trucking equipment	911,377	845,102
Lab equipment	725,626	—
Office equipment, computer equipment and software	1,874	1,874
Total equipment	2,853,368	2,043,936

Less: accumulated depreciation	(2,047,680)	(2,035,978)
Construction in process	1,545,000	1,588,000
Property and equipment, net	$2,350,688	$1,595,958

The Company uses the straight-line method of depreciation over estimated useful lives of 2 to 5 years. During the year ended December 31, 2024 and 2023 depreciation expense was $11,702 and $12,927, respectively. At December 31, 2024, lab equipment included $725,626 of lab equipment not yet placed in service.

At December 31, 2024 and 2023, the Company concluded that Company’s plant construction in process asset had become impaired based on the existing and anticipated future economic outlook. As a result, the Company impaired the asset to reduce the carrying value to fair value. Estimated fair value of the impaired long-lived asset is based on the estimated cost to replace the asset. As a result of the uncertain cash flows related to the Company’s capitalized construction costs, the Company has recorded an impairment charge of $43,000 (2023 - $219,707).